Shareholder Report, Holdings (Details) - C000236355 [Member]	Nov. 30, 2024
Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cintas Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Builders FirstSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CBIZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%